Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.04404%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,235,932.77

Principal:
Principal Collections	$28,662,862.20
Prepayments in Full	$12,526,653.13
Liquidation Proceeds	$386,210.44
Recoveries	$22,691.11
Sub Total	$41,598,416.88
Collections	$46,834,349.65

Purchase Amounts:
Purchase Amounts Related to Principal	$142,987.53
Purchase Amounts Related to Interest	$770.76
Sub Total	$143,758.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,978,107.94

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,978,107.94
Servicing Fee	$1,101,546.66	$1,101,546.66	$0.00	$0.00	$45,876,561.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,876,561.28
Interest - Class A-2a Notes	$1,269,144.14	$1,269,144.14	$0.00	$0.00	$44,607,417.14
Interest - Class A-2b Notes	$976,896.54	$976,896.54	$0.00	$0.00	$43,630,520.60
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$41,654,270.60
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$41,289,470.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,289,470.60
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$41,089,501.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,089,501.35
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$40,944,358.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,944,358.77
Regular Principal Payment	$51,578,039.47	$40,944,358.77	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,978,107.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,944,358.77
Total					$40,944,358.77

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,745,832.99	$68.93	$1,269,144.14	$3.54	$26,014,977.13	$72.47
Class A-2b Notes	$16,198,525.78	$68.93	$976,896.54	$4.16	$17,175,422.32	$73.09
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$40,944,358.77	$25.93	$4,932,202.51	$3.12	$45,876,561.28	$29.05

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$296,298,242.93	0.8253433	$271,552,409.94	0.7564134
Class A-2b Notes	$193,955,674.33	0.8253433	$177,757,148.55	0.7564134
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,175,193,917.26	0.7442930	$1,134,249,558.49	0.7183614

Pool Information
Weighted Average APR	4.819%	4.834%
Weighted Average Remaining Term	51.45	50.66
Number of Receivables Outstanding	41,573	40,780
Pool Balance	$1,321,855,986.06	$1,279,570,756.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,208,233,916.00	$1,170,441,025.51
Pool Factor	0.7631226	0.7387108

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$109,129,730.94
Targeted Overcollateralization Amount	$155,954,878.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$145,321,197.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$566,516.31
(Recoveries)		12	$22,691.11
Net Loss for Current Collection Period			$543,825.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4937%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4555%
Second Prior Collection Period			0.1950%
Prior Collection Period			0.1594%
Current Collection Period			0.5017%
Four Month Average (Current and Prior Three Collection Periods)			0.3279%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		574	$2,544,876.52
(Cumulative Recoveries)			$243,590.92
Cumulative Net Loss for All Collection Periods			$2,301,285.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1329%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,433.58
Average Net Loss for Receivables that have experienced a Realized Loss			$4,009.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	258	$10,539,248.37
61-90 Days Delinquent	0.15%	45	$1,962,177.71
91-120 Days Delinquent	0.03%	7	$334,980.08
Over 120 Days Delinquent	0.02%	7	$314,148.32
Total Delinquent Receivables	1.03%	317	$13,150,554.48

Repossession Inventory:
Repossessed in the Current Collection Period		11	$386,853.04
Total Repossessed Inventory		24	$859,088.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0896%
Prior Collection Period			0.0938%
Current Collection Period			0.1447%
Three Month Average			0.1094%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2041%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	136	$5,591,178.12
2 Months Extended	188	$8,196,739.80
3+ Months Extended	22	$814,470.88

Total Receivables Extended	346	$14,602,388.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer